SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	$ 2,216,717	$ 1,283,511
Services	532,894	490,948
Revenues	2,749,611	1,774,459
Cost of Revenue	2,143,843	1,195,738
(Gain) loss on sale of assets	7	(4,206)
Operating Income (Loss)	314,420	311,434
Equity in net earnings from investments	39,564	32,914
Interest Expense	(116,462)	(118,247)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	241,126	225,977
Income Tax Expense (Benefit)	(54,941)	(50,066)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	186,185	175,911
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	(952)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	186,185	174,959
Net Income (Loss) Attributable to Noncontrolling Interest	98,824	91,513
Net Income (Loss) Attributable to Parent	87,361	83,446
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	0	0
Services	0	(400)
Revenues	0	(400)
Cost of Revenue	0	0
Operating Expenses	0	(400)
(Gain) loss on sale of assets	0	0
Operating Income (Loss)	0	0
Equity in net earnings from investments	(788,000)	(740,800)
Other Nonoperating Income (Expense)	(182,600)	(188,800)
Interest Expense	182,600	188,800
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(788,000)	(740,800)
Income Tax Expense (Benefit)	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(740,800)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(788,000)	(740,800)
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Parent	(788,000)	(740,800)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	0	0
Services	0	0
Revenues	0	0
Cost of Revenue	0	0
Operating Expenses	9,600	6,600
(Gain) loss on sale of assets	0	0
Operating Income (Loss)	(9,600)	(6,600)
Equity in net earnings from investments	268,700	252,500
Other Nonoperating Income (Expense)	3,200	100
Interest Expense	(25,800)	(25,600)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	236,500	220,400
Income Tax Expense (Benefit)	(51,200)	(48,200)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		172,200
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	185,300	172,200
Net Income (Loss) Attributable to Noncontrolling Interest	97,900	88,800
Net Income (Loss) Attributable to Parent	87,400	83,400
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	0	0
Services	0	0
Revenues	0	0
Cost of Revenue	0	0
Operating Expenses	0	0
(Gain) loss on sale of assets	0	0
Operating Income (Loss)	0	0
Equity in net earnings from investments	269,100	253,500
Other Nonoperating Income (Expense)	91,300	94,400
Interest Expense	(91,300)	(94,400)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	269,100	253,500
Income Tax Expense (Benefit)	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		253,500
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	269,100	253,500
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Parent	269,100	253,500
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	0	0
Services	0	0
Revenues	0	0
Cost of Revenue	0	0
Operating Expenses	0	0
(Gain) loss on sale of assets	0	0
Operating Income (Loss)	0	0
Equity in net earnings from investments	269,100	253,500
Other Nonoperating Income (Expense)	91,300	94,400
Interest Expense	(91,300)	(94,400)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	269,100	253,500
Income Tax Expense (Benefit)	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		253,500
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	269,100	253,500
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Parent	269,100	253,500
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	2,216,700	1,283,500
Services	532,900	491,400
Revenues	2,749,600	1,774,900
Cost of Revenue	2,143,800	1,195,700
Operating Expenses	281,800	265,400
(Gain) loss on sale of assets	0	(4,000)
Operating Income (Loss)	324,000	318,000
Equity in net earnings from investments	20,700	14,200
Other Nonoperating Income (Expense)	400	(200)
Interest Expense	(90,700)	(92,600)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	254,400	239,400
Income Tax Expense (Benefit)	(3,700)	(1,900)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		237,500
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(900)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	250,700	236,600
Net Income (Loss) Attributable to Noncontrolling Interest	900	2,800
Net Income (Loss) Attributable to Parent	249,800	233,800
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net	2,216,700	1,283,500
Services	532,900	491,000
Revenues	2,749,600	1,774,500
Cost of Revenue	2,143,800	1,195,700
Operating Expenses	291,400	271,600
(Gain) loss on sale of assets	0	(4,000)
Operating Income (Loss)	314,400	311,400
Equity in net earnings from investments	39,600	32,900
Other Nonoperating Income (Expense)	3,600	(100)
Interest Expense	(116,500)	(118,200)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	241,100	226,000
Income Tax Expense (Benefit)	(54,900)	(50,100)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		175,900
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(900)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	186,200	175,000
Net Income (Loss) Attributable to Noncontrolling Interest	98,800	91,600
Net Income (Loss) Attributable to Parent	$ 87,400	$ 83,400